Label	Element	Value
Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 16, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2022 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Floating Rate Income Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Floating Rate Income Portfolio – In the Principal Investment Strategies subsection, the sixth paragraph is deleted and replaced with the following:

Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.

Individual investment selection is based on the sub-adviser’s fundamental research process. For floating rate loans, the sub-adviser considers environmental, social, and/or governance (“ESG”) factors that may pose material financial risks to the investment, subject to the availability of relevant information. The evaluation of ESG factors is one of many considerations in the assessment of portfolio investments and may not be a determinative factor in the sub-adviser’s investment decisions. ESG factors may vary by industry, sector, region, or investment type. Further, ESG factors considered material to an issuer may change over time and not every ESG factor may be identified or evaluated. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.